32. INSURANCE	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
INSURANCE
32.	INSURANCE

In order to adequately mitigate risks and in view of the nature of its operations, the Company and its Subsidiaries contract several different types of insurance policy. The policies are taken out in line with the Risk Management policy and are similar to the insurance taken out by other companies in the same industry in which CSN and its subsidiaries operate. The coverage of these policies includes: National Transport, International Transport, Life and Personal Accident Insurance, Health, Vehicle Fleet, D&O (Administrators Liability Insurance), General Liability, Engineering Risks, Named Risks, Export Credit, Insurance Warranty and Civil Liability Port Operator.

In 2020, after negotiations with insurers and reinsurers in Brazil and abroad, an Operational Risk Insurance Policy for Property Damage and Business Interruption was issued, effective from June 30, 2020 to June 30, 2021. Under the policy, the Maximum Indemnity Limit is US$600 million, and the deductible is US$385 million for material damages and 45 days for loss of profits, covering the following units and subsidiaries of the Company: Usina Presidente Vargas, CSN Mineração SA and Sepetiba Tecon.

The risk assumptions adopted, given their nature, are not part of the scope of an audit of the financial statements, and consequently were not examined by our independent auditors.